Eaton Vance
Georgia Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.6%
Security	Principal Amount (000's omitted)	Value
Education — 8.4%
Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$ 1,069,040
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	477,424
5.00%, 6/15/37	520	583,492
Georgia Private Colleges and Universities Authority, (Agnes Scott College):
4.00%, 6/1/34	400	415,592
5.00%, 6/1/33	565	639,196
Georgia Private Colleges and Universities Authority, (Emory University):
1.04%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	2,000	2,000,140
5.00%, 10/1/31	245	268,939
5.00%, 9/1/37	1,000	1,135,780
5.00%, 10/1/38	1,000	1,083,200
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 5.00%, 4/1/32	750	857,880
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	261,202
Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,310,136
		$ 10,102,021
Electric Utilities — 3.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$ 1,020,160
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/36	475	487,264
4.00%, 3/1/37	1,000	1,026,250
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	756,765
Monroe County Development Authority, GA, (Georgia Power Co.), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	891,350
		$ 4,181,789
Escrowed/Prerefunded — 4.9%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$ 1,049,570
Columbia County, GA, Prerefunded to 7/1/27, 5.00%, 1/1/28	1,000	1,126,230
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Columbus, GA, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	$500	$ 529,465
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	605	692,701
Forsyth County Water and Sewerage Authority, GA, Prerefunded to 4/1/24, 5.00%, 4/1/27	1,100	1,162,601
Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,110,290
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	180	188,291
		$ 5,859,148
General Obligations — 20.2%
Bartow County School District, GA, 5.00%, 10/1/24	$1,200	$ 1,283,088
Bleckley County School District, GA, 5.00%, 10/1/42	1,000	1,152,900
Bryan County School District, GA:
4.00%, 8/1/33	500	523,090
4.00%, 8/1/34	435	452,848
5.00%, 8/1/25	1,080	1,177,783
Cherokee County School System, GA:
5.00%, 2/1/29	1,000	1,070,670
5.00%, 2/1/33	500	580,985
Clarke County School District, GA, 5.00%, 9/1/24	1,900	2,029,523
DeKalb County, GA, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,117,050
Douglas County School District, GA, 5.00%, 4/1/27	500	564,270
Forsyth County Public Facilities Authority, GA, (Forsyth County School District), 4.00%, 2/1/31	290	305,376
Forsyth County School District, GA:
5.00%, 2/1/32	1,000	1,135,910
5.00%, 2/1/37	500	564,265
Fulton County, GA, 5.00%, 7/1/31	1,000	1,123,780
Gainesville School District, GA, 4.00%, 11/1/37	1,000	1,066,350
Georgia:
4.00%, 7/1/35	1,000	1,065,890
5.00%, 2/1/28	1,500	1,613,385
Gilmer County School District, GA, 5.00%, 12/1/25	515	565,491
Gwinnett County School District, GA, 5.00%, 2/1/23	1,000	1,023,480
Harris County School District, GA, 4.00%, 3/1/33	275	297,773
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/30	575	620,132
Jackson County School District, GA:
5.00%, 3/1/30	1,000	1,156,070

Eaton Vance
Georgia Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jackson County School District, GA: (continued)
5.00%, 3/1/32	$1,000	$ 1,149,600
Muscogee County School District, GA, 5.00%, 10/1/25	750	821,122
Puerto Rico, 5.625%, 7/1/29	500	553,255
Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,095,510
Worth County School District, GA, 5.00%, 12/1/37	235	261,877
		$ 24,371,473
Hospital — 18.8%
Augusta Development Authority, GA, (AU Health System, Inc.):
5.00%, 7/1/25	$345	$ 361,774
5.00%, 7/1/29	560	599,497
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 5.00%, 7/1/39	500	543,450
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	481,820
4.00%, 7/1/37	500	515,750
5.00%, 7/1/29	500	539,545
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	850	941,936
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/28	1,000	1,085,820
Cobb County Hospital Authority, GA, (WellStar Health System, Inc.), (LOC: Royal Bank of Canada), 0.79%, 4/1/36(2)	2,000	2,000,000
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	538,210
Dalton-Whitfield County Joint Development Authority, GA, (Hamilton Health Care System), 4.00%, 8/15/34	400	408,672
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,907,914
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.):
4.00%, 7/1/39	1,000	1,023,630
5.00%, 7/1/32	1,500	1,594,710
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,344,237
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/37	1,500	1,525,035
5.00%, 2/15/30	850	955,468
5.00%, 2/15/37	1,000	1,062,330
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	250,370
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System): (continued)
4.00%, 8/1/38	$500	$ 500,915
5.00%, 8/1/28	650	684,573
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/42	1,250	1,404,925
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,385,124
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.):
4.00%, 7/1/43	500	492,210
5.50%, 7/1/30	500	516,395
		$ 22,664,310
Industrial Development Revenue — 4.1%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$ 2,302,820
Burke County Development Authority, GA, (Georgia Power Co.), 2.20%, 10/1/32	750	700,335
Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	969,030
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	487,610
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	500	484,735
		$ 4,944,530
Insured - Electric Utilities — 3.5%
Griffin, GA, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$ 1,015,120
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	619,290
Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,094,465
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	1,019,464
(NPFG), 5.25%, 7/1/34	420	437,842
		$ 4,186,181
Insured - General Obligations — 1.0%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,260,225
		$ 1,260,225

Eaton Vance
Georgia Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 1.9%
East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$ 758,058
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,527,360
		$ 2,285,418
Insured - Transportation — 0.1%
Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$ 100,570
		$ 100,570
Insured - Water and Sewer — 2.9%
Buford, GA, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$ 513,715
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,765,615
Etowah Water and Sewer Authority, GA, (BAM), 4.00%, 3/1/35	500	515,900
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	541,895
Jackson County Water and Sewerage Authority, GA, (BAM), 4.00%, 9/1/29	210	230,173
		$ 3,567,298
Lease Revenue/Certificates of Participation — 7.8%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$ 1,125,570
Downtown Savannah Authority, GA, 4.00%, 8/1/25	2,495	2,640,883
Downtown Smyrna Development Authority, GA, 5.00%, 2/1/26	2,690	2,967,796
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	559,795
Gwinnett County Water and Sewerage Authority, GA, 4.00%, 8/1/25	2,000	2,120,100
		$ 9,414,144
Other Revenue — 1.7%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/1/29 (Put Date), 9/1/52	$2,000	$ 2,042,020
		$ 2,042,020
Senior Living/Life Care — 1.8%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/28(3)	$800	$ 771,680
4.00%, 4/1/30(3)	970	908,919
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$ 532,575
		$ 2,213,174
Special Tax Revenue — 4.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$300	$ 330,465
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	750	799,987
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
5.00%, 7/1/43	1,000	1,088,240
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,087,440
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	500	509,605
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,082,182
		$ 4,897,919
Transportation — 7.3%
Atlanta, GA, Airport Revenue:
5.00%, 1/1/31	$1,000	$ 1,038,290
(AMT), 4.00%, 7/1/39	600	613,050
(AMT), 5.00%, 7/1/27	2,500	2,764,775
(AMT), 5.00%, 7/1/29	1,250	1,401,712
Georgia Ports Authority:
4.00%, 7/1/43	1,125	1,163,880
5.00%, 7/1/29	750	870,503
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	937,788
		$ 8,789,998
Water and Sewer — 6.6%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$ 1,131,180
Camden County Public Service Authority, GA, (City of St. Marys), 4.00%, 12/1/30	1,000	1,100,720
Carroll County Water Authority, GA:
4.00%, 7/1/28	770	836,528
4.00%, 7/1/32	110	120,689
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	408,907
Columbus, GA, Water and Sewerage Revenue, 5.00%, 5/1/36	250	272,895
Fulton County, GA, Water and Sewerage Revenue:
3.00%, 1/1/37	1,000	977,070

Eaton Vance
Georgia Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Fulton County, GA, Water and Sewerage Revenue: (continued)
5.00%, 1/1/33	$1,500	$ 1,521,030
Rockdale County, GA, Stormwater Revenue, 4.00%, 7/1/41	500	515,705
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,068,680
		$ 7,953,404
Total Tax-Exempt Municipal Obligations (identified cost $121,207,799)		$118,833,622
Total Investments — 98.6% (identified cost $121,207,799)		$118,833,622
Other Assets, Less Liabilities — 1.4%		$ 1,626,471
Net Assets — 100.0%		$120,460,093
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2022.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $2,495,799 or 2.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2022, 9.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at May 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$118,833,622	$ —	$118,833,622
Total Investments	$ —	$118,833,622	$ —	$118,833,622

Eaton Vance
Georgia Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.